Capital and Financial Risk Management - Summary of Net Debt and Capital Reserves (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital And Net Debt [abstract]
Capital and reserves attributable to the Company's equity holders	$ 20,233	$ 19,656
Net debt	6,253	5,941	$ 7,532	$ 7,998
Capital and net debt	$ 26,486	$ 25,597